Revenue - Summary of Revenue (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Revenue [abstract]
Revenue from contracts with customers	$ 227,185		$ 220,190	$ 214,498
Other revenues
Government grants income	1,393		1,704	1,030
Rental income	1,196		1,120	1,022
Others	194		185	189
Revenue other than from contracts with customers	2,783		3,009	2,241
Total	$ 229,968	$ 7,013	$ 223,199	$ 216,739